Segmental analysis - Constant currency profit before tax and balance sheet data (Details) $ in Millions		6 Months Ended
		Jun. 30, 2024 USD ($) global_function	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Number of global functions | global_function		3
Net operating income before change in expected credit losses and other credit impairment charges	[1]	$ 37,292	$ 36,876
– of which: net interest income/(expense)		16,911	18,264
Change in expected credit losses and other credit impairment charges		(1,066)	(1,345)
Net operating income		36,226	35,531
Total operating expenses		(16,296)	(15,457)
Operating profit		19,930	20,074
Share of profit in associates and joint ventures		1,626	1,583
Profit before tax		21,556	21,657
Loans and advances to customers (net)		938,257	959,558	$ 938,535
Interests in associates and joint ventures		28,465	29,546	27,344
Total external assets		2,975,003	3,041,476	3,038,677
Customer accounts		1,593,834	1,595,769	1,611,647
Insurance finance expense		(2,486)	(4,234)
Operating segments
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		37,292	36,502
Change in expected credit losses and other credit impairment charges		(1,066)	(1,317)
Net operating income		36,226	35,185
Total operating expenses		(16,296)	(15,244)
Operating profit		19,930	19,941
Share of profit in associates and joint ventures		1,626	1,531
Profit before tax		$ 21,556	$ 21,472
Share of HSBC’s constant currency profit before tax		100.00%	100.00%
Constant currency cost efficiency ratio		0.437	0.418
Loans and advances to customers (net)		$ 938,257	$ 951,014	925,791
Interests in associates and joint ventures		28,465	29,534	26,967
Total external assets		2,975,003	3,011,721	2,997,845
Customer accounts		1,593,834	1,580,418	$ 1,590,533
Operating segments | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		14,312	16,095
Change in expected credit losses and other credit impairment charges		(476)	(484)
Net operating income		13,836	15,611
Total operating expenses		(7,406)	(7,020)
Operating profit		6,430	8,591
Share of profit in associates and joint ventures		28	35
Profit before tax		$ 6,458	$ 8,626
Share of HSBC’s constant currency profit before tax		30.00%	40.20%
Constant currency cost efficiency ratio		0.517	0.436
Loans and advances to customers (net)		$ 445,882	$ 460,395
Interests in associates and joint ventures		567	551
Total external assets		864,948	891,675
Customer accounts		794,807	803,962
Operating segments | Commercial Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		10,896	12,086
Change in expected credit losses and other credit impairment charges		(573)	(694)
Net operating income		10,323	11,392
Total operating expenses		(3,861)	(3,458)
Operating profit		6,462	7,934
Share of profit in associates and joint ventures		1	(1)
Profit before tax		$ 6,463	$ 7,933
Share of HSBC’s constant currency profit before tax		30.00%	36.90%
Constant currency cost efficiency ratio		0.354	0.286
Loans and advances to customers (net)		$ 310,356	$ 315,271
Interests in associates and joint ventures		25	22
Total external assets		597,808	644,672
Customer accounts		467,362	466,302
Operating segments | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		8,742	8,321
Change in expected credit losses and other credit impairment charges		(11)	(136)
Net operating income		8,731	8,185
Total operating expenses		(4,918)	(4,776)
Operating profit		3,813	3,409
Share of profit in associates and joint ventures		0	0
Profit before tax		$ 3,813	$ 3,409
Share of HSBC’s constant currency profit before tax		17.70%	15.90%
Constant currency cost efficiency ratio		0.563	0.574
Loans and advances to customers (net)		$ 174,376	$ 175,055
Interests in associates and joint ventures		111	105
Total external assets		1,365,439	1,325,327
Customer accounts		331,269	309,526
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		3,342	0
Change in expected credit losses and other credit impairment charges		(6)	(3)
Net operating income		3,336	(3)
Total operating expenses		(111)	10
Operating profit		3,225	7
Share of profit in associates and joint ventures		1,597	1,497
Profit before tax		$ 4,822	$ 1,504
Share of HSBC’s constant currency profit before tax		22.30%	7.00%
Constant currency cost efficiency ratio		0.033	0
Loans and advances to customers (net)		$ 7,643	$ 293
Interests in associates and joint ventures		27,762	28,856
Total external assets		146,808	150,047
Customer accounts		396	628
Insurance finance expense		5,500	3,800
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		37,292	36,502
– of which: net interest income/(expense)		16,911	17,727
Operating segments excluding intersegment elimination | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		10,166	12,317
– of which: net interest income/(expense)		10,231	10,130
Operating segments excluding intersegment elimination | Commercial Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		11,217	12,730
– of which: net interest income/(expense)		8,799	8,073
Operating segments excluding intersegment elimination | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		15,377	13,714
– of which: net interest income/(expense)		3,710	3,401
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		532	(2,259)
– of which: net interest income/(expense)		(5,829)	(3,877)
Intersegment
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		0	0
Intersegment | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		4,146	3,778
Intersegment | Commercial Banking
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		(321)	(644)
Intersegment | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		(6,635)	(5,393)
Intersegment | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		$ 2,810	$ 2,259

[1]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.